Cover	Jun. 16, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 16, 2026
Entity File Number	001-43024
Entity Registrant Name	Osprey Bitcoin Trust
Entity Central Index Key	0001767057
Entity Tax Identification Number	37-6695894
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	777 Brickell Avenue
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33131
City Area Code	(914)
Local Phone Number	214-4697
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false